CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (5,758)	$ 63,064	$ 47,072
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	15,475	10,646	10,078
Share-based compensation	71,849	55,517	35,964
Amortization of premium and accretion of discount on marketable securities, net	3,068	(47)	293
Deferred income taxes, net	(1,988)	(6,974)	(7,056)
Amortization of debt discount and issuance costs	17,183	1,966
Increase in trade receivables	(17,315)	(24,522)	(3,116)
Increase in prepaid expenses and other current and long-term assets	(20,487)	(14,321)	(11,893)
Increase in trade payables	558	1,571	1,955
Increase in short-term and long-term deferred revenue	45,397	40,821	47,818
Increase in employees and payroll accruals	7,846	7,337	6,896
Increase (decrease) in accrued expenses and other current and long-term liabilities	(9,059)	6,652	2,114
Net cash provided by operating activities	106,769	141,710	130,125
Cash flows from investing activities:
Proceeds from (investment in) short-term and long-term deposits	(123,054)	(33,961)	1,600
Investment in marketable securities	(403,279)	(165,714)	(61,118)
Proceeds from maturities of marketable securities	189,723	63,489	37,838
Purchase of property and equipment	(7,174)	(7,036)	(8,613)
Business acquisitions, net of cash acquired (Schedule A)	(68,603)		(18,450)
Net cash used in investing activities	(412,387)	(143,222)	(48,743)
Cash flows from financing activities:
Proceeds from withholding tax related to employee stock plans	1,069	1,155
Proceeds from exercise of stock options	12,180	24,428	17,980
Proceeds from the issuance of convertible senior notes, net of issuance costs		560,107
Purchase of capped calls		(53,648)
Net cash provided by financing activities	13,249	532,042	17,980
Increase (decrease) in cash, cash equivalents and restricted cash	(292,369)	530,530	99,362
Cash, cash equivalents and restricted cash at the beginning of the year	792,413	261,883	162,521
Cash, cash equivalents and restricted cash at the end of the year	500,044	792,413	261,883
Non-cash activities:
Lease liabilities arising from obtaining right-of-use-assets	3,237	27,926
Non-cash purchase of property and equipment	1,639	960	1,613
Exercise of stock options	916	119	59
Supplemental disclosure of cash flow activities:
Cash paid during the year for taxes, net	11,424	10,548	6,375
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	499,992	792,363	260,636
Restricted cash included in other long-term assets	52	50	1,247
Total cash, cash equivalents and restricted cash	500,044	792,413	261,883
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Goodwill	123,717	82,400	82,400
Other long- term assets	99,992	72,091
Other long- term liabilities	(24,920)	$ (31,408)
Vaultive [Member]
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding $6 and $21 of cash and cash equivalents acquired)			(996)
Property and equipment			83
Goodwill			13,183
Other intangible assets			5,424
Deferred taxes, net			756
Total			$ 18,450
Idaptive [Member]
Fair value of assets acquired and liabilities assumed at the date of acquisition:
Working capital, net (excluding $6 and $21 of cash and cash equivalents acquired)	(6,965)
Property and equipment	654
Goodwill	41,317
Technology	18,908
Customer relationships	4,466
Other long- term assets	1,076
Deferred taxes, net	10,845
Other long- term liabilities	(1,698)
Total	$ 68,603